Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues (note 3)	$ 5,497,500	$ 5,216,894
Cost of revenues (exclusive of depreciation and amortization shown below)	3,651,314	3,498,974
Selling, general and administrative expenses	1,310,778	1,229,541
Depreciation	107,971	92,873
Amortization of intangible assets	77,238	72,396
Acquisition-related items (note 4)	12,121	(14,402)
Operating earnings	338,078	337,512
Interest expense, net	73,702	82,853
Other income, net (note 6)	(2,136)	(3,239)
Earnings before income tax	266,512	257,898
Income tax (note 14)	75,765	70,124
Net earnings	190,747	187,774
Non-controlling interest share of earnings (note 11)	15,874	15,624
Non-controlling interest redemption increment (note 11)	29,826	37,775
Net earnings attributable to Company	$ 145,047	$ 134,375
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ 3.19	$ 2.98
Diluted (in dollars per share)	$ 3.17	$ 2.97